Aristotle Ultra Short Income Fund
Schedule of Investments
December 31, 2024 (Unaudited)

CORPORATE BONDS - 59.6%	Par	Value
Communications - 0.3%
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC, 4.74%, 03/20/2025 (a)	$116,375	$116,320

Consumer Discretionary - 13.8%
American Airlines Group, Inc.
3.60%, 09/22/2027	746,642	719,140
3.20%, 06/15/2028	598,025	567,066
Series 2013-1, 3.95%, 11/15/2025	451,780	446,521
Series 2016-3, 3.00%, 10/15/2028	249,207	231,872
Series 2016-3, 3.25%, 10/15/2028	311,375	285,775
British Airways 2019-1 Class A Pass Through Trust, Series PTT, 3.35%, 06/15/2029 (a)	289,686	273,244
Delta Air Lines, Inc., Series 2015-1, 3.63%, 07/30/2027	385,844	374,092
Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.50%, 10/20/2025 (a)	250,000	248,511
Ford Motor Credit Co. LLC, 4.69%, 06/09/2025	200,000	199,578
Hyatt Hotels Corp., 5.38%, 04/23/2025 (b)	470,000	470,334
Las Vegas Sands Corp.
2.90%, 06/25/2025	500,000	494,872
5.90%, 06/01/2027	150,000	152,212
United Airlines, Inc., Series A, 4.00%, 04/11/2026	481,797	473,245
		4,936,462

Consumer Staples - 1.1%
JBS USA Holding Lux Sarl/ JBS USA Food Co./ JBS Lux Co. Sarl, 2.50%, 01/15/2027	400,000	380,187

Energy - 0.1%
Sabine Pass Liquefaction LLC, 5.63%, 03/01/2025	46,000	46,019

Financials - 30.5%(c)
Air Lease Corp., 2.30%, 02/01/2025	200,000	199,517
Atlas Warehouse Lending Co. LP, 6.05%, 01/15/2028 (a)	350,000	350,643
Avolon Holdings Funding Ltd., 2.88%, 02/15/2025 (a)	450,000	448,550
Bank of America Corp.
4.00%, 01/22/2025	250,000	249,883
3.38% to 04/02/2025 then SOFR + 1.33%, 04/02/2026	1,400,000	1,394,729
Citigroup, Inc.
3.29% to 03/17/2025 then SOFR + 1.53%, 03/17/2026	250,000	249,103
6.01% (SOFR + 1.53%), 03/17/2026	150,000	150,396
Cooperatieve Rabobank UA/NY, 5.04% (SOFR + 0.38%), 01/10/2025	250,000	250,008
Equinix, Inc., 1.25%, 07/15/2025	484,000	474,800
Goldman Sachs Group, Inc.
0.86% to 02/12/2025 then SOFR + 0.61%, 02/12/2026	1,300,000	1,293,656
5.80% to 08/10/2025 then SOFR + 1.08%, 08/10/2026	250,000	251,464
HSBC Holdings PLC, 2.10% to 06/04/2025 then SOFR + 1.93%, 06/04/2026	400,000	395,355
JPMorgan Chase & Co.
5.44% (SOFR + 0.92%), 02/24/2026	300,000	300,313
2.01% to 03/13/2025 then 3 mo. Term SOFR + 1.59%, 03/13/2026	300,000	298,292
4.08% to 04/26/2025 then SOFR + 1.32%, 04/26/2026	550,000	548,650
Kite Realty Group Trust, 4.00%, 03/15/2025	450,000	448,747
Morgan Stanley
2.63% to 02/18/2025 then SOFR + 0.94%, 02/18/2026	1,450,000	1,445,828
4.68% to 07/17/2025 then SOFR + 1.67%, 07/17/2026	200,000	199,836
Penske Truck Leasing Co. Lp / PTL Finance Corp., 3.95%, 03/10/2025 (a)	100,000	99,819
Reliance Standard Life Global Funding II, 2.75%, 05/07/2025 (a)	200,000	198,538
Svenska Handelsbanken AB, 5.41% (SOFR + 0.91%), 06/10/2025 (a)	250,000	250,703
UBS Group AG
3.75%, 03/26/2025	250,000	249,275
4.49% to 05/12/2025 then 1 yr. CMT Rate + 1.55%, 05/12/2026 (a)	250,000	249,467
2.19% to 06/05/2025 then SOFR + 2.04%, 06/05/2026 (a)	250,000	247,066
Ventas Realty LP, 2.65%, 01/15/2025	150,000	149,763
VICI Properties LP, 4.38%, 05/15/2025	500,000	499,023
		10,893,424

Industrials - 5.1%
BAE Systems Holdings, Inc., 3.85%, 12/15/2025 (a)	300,000	297,371
Boeing Co., 6.26%, 05/01/2027	150,000	153,609
Element Fleet Management Corp., 3.85%, 06/15/2025 (a)	200,000	199,044
Lennox International, Inc., 1.35%, 08/01/2025	500,000	489,497
Regal Rexnord Corp., 6.05%, 02/15/2026	400,000	403,828
Weir Group PLC, 2.20%, 05/13/2026 (a)	300,000	288,652
		1,832,001

Materials - 1.7%
Amcor Flexibles North America, Inc., 4.00%, 05/17/2025	300,000	298,942
Sonoco Products Co., 4.45%, 09/01/2026	310,000	308,020
		606,962

Technology - 4.9%
Booz Allen Hamilton, Inc., 3.88%, 09/01/2028 (a)	300,000	284,665
Concentrix Corp., 6.65%, 08/02/2026	150,000	152,679
Hewlett Packard Enterprise Co., 4.45%, 09/25/2026	350,000	348,478
Infor, Inc., 1.75%, 07/15/2025 (a)	700,000	687,170
Jabil, Inc., 1.70%, 04/15/2026	200,000	192,098
Kyndryl Holdings, Inc., 2.05%, 10/15/2026	100,000	95,158
		1,760,248

Utilities - 2.1%
American Electric Power Co., Inc., 1.00%, 11/01/2025	300,000	290,875
Consolidated Edison Co. of New York, Inc., 5.05% (SOFR + 0.52%), 11/18/2027	200,000	201,234
Vistra Operations Co. LLC, 5.05%, 12/30/2026 (a)	250,000	250,429
		742,538
TOTAL CORPORATE BONDS (Cost $21,195,923)		21,314,161

COLLATERALIZED LOAN OBLIGATIONS - 19.3%	Par	Value
Blackstone, Inc.
Series 2018-1A, Class A1, 5.95% (3 mo. Term SOFR + 1.29%), 04/15/2031 (a)	117,173	117,343
Series 2018-1A, Class A2, 5.93% (3 mo. Term SOFR + 1.27%), 04/15/2031 (a)	117,173	117,334
Buttermilk Park CLO, Series 2018-1A, Class A1R, 5.74% (3 mo. Term SOFR + 1.08%), 10/15/2031 (a)	346,563	347,067
CIFC Funding Ltd.
Series 2015-3A, Class AR, 5.75% (3 mo. Term SOFR + 1.13%), 04/19/2029 (a)	75,601	75,691
Series 2018-3A, Class A, 5.99% (3 mo. Term SOFR + 1.36%), 07/18/2031 (a)	205,203	205,528
Series 2019-2A, Class AR, 5.95% (3 mo. Term SOFR + 1.30%), 04/17/2034 (a)	250,000	250,451
Flatiron CLO Ltd., Series 2018-1A, Class A, 5.86% (3 mo. Term SOFR + 1.21%), 04/17/2031 (a)	329,523	329,918
Magnetite CLO Ltd.
Series 2015-12A, Class AR4, 5.81% (3 mo. Term SOFR + 1.15%), 10/15/2031 (a)	1,367,592	1,369,703
Series 2015-12A, Class BRRA, 6.52% (3 mo. Term SOFR + 1.86%), 10/15/2031 (a)	400,000	400,403
Series 2020-25A, Class A, 6.09% (3 mo. Term SOFR + 1.46%), 01/25/2032 (a)	708,265	709,754
Series 2020-26A, Class A1R, 6.01% (3 mo. Term SOFR + 1.38%), 07/25/2034 (a)	250,000	250,224
Series 2020-27A, Class BR, 6.43% (3 mo. Term SOFR + 1.81%), 10/20/2034 (a)	250,000	250,377
Myers Park CLO, Series 2018-1A, Class B1, 6.48% (3 mo. Term SOFR + 1.86%), 10/20/2030 (a)	250,000	250,745
Neuberger Berman CLO Ltd., Series 2019-35A, Class ANR, 5.92% (3 mo. Term SOFR + 1.30%), 01/19/2033 (a)	258,000	258,355
Palmer Square Loan Funding Ltd.
Series 2021-3A, Class A1, 5.68% (3 mo. Term SOFR + 1.06%), 07/20/2029 (a)	26,840	26,867
Series 2021-4A, Class A1, 5.72% (3 mo. Term SOFR + 1.06%), 10/15/2029 (a)	56,020	56,064
Series 2021-4A, Class A2, 6.32% (3 mo. Term SOFR + 1.66%), 10/15/2029 (a)	250,000	250,600
Series 2022-1A, Class A1, 5.70% (3 mo. Term SOFR + 1.05%), 04/15/2030 (a)	165,332	165,369
Series 2024-2A, Class A1N, 5.45% (3 mo. Term SOFR + 1.00%), 01/15/2033 (a)	400,000	399,961
TCI-Flatiron CLO Ltd.
Series 2017-1A, Class AR, 5.71% (3 mo. Term SOFR + 1.22%), 11/18/2030 (a)	959,433	960,233
Series 2018-1A, Class ANR, 5.93% (3 mo. Term SOFR + 1.32%), 01/29/2032 (a)	129,563	129,857
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $6,904,014)		6,921,844

ASSET-BACKED SECURITIES - 9.6%	Par	Value
Ally Auto Receivables Trust, Series 2022-2, Class A3, 4.76%, 05/17/2027	89,550	89,565
AmeriCredit Automobile Receivables Trust
Series 2023-1, Class A2A, 5.84%, 10/19/2026	18,262	18,285
Series 2024-1, Class A2A, 5.75%, 02/18/2028	204,404	205,334
Carvana Auto Receivables Trust, Series 2021-N4, Class C, 1.72%, 09/11/2028	136,486	130,772
Flagship Credit Auto Trust, Series 2021-4, Class B, 1.49%, 02/15/2027 (a)	230,926	229,332
Ford Credit Auto Owner Trust
Series 2023-C, Class A2A, 5.68%, 09/15/2026	142,032	142,459
Series 2024-A, Class A2A, 5.32%, 01/15/2027	197,267	197,946
Hilton Grand Vacations, Inc., Series 2020-AA, Class A, 2.74%, 02/25/2039 (a)	22,456	21,708
Navient Student Loan Trust
Series 2019-FA, Class A2, 2.60%, 08/15/2068 (a)	351,776	333,917
Series 2020-2A, Class A1A, 1.32%, 08/26/2069 (a)	67,166	60,023
Series 2020-BA, Class A2, 2.12%, 01/15/2069 (a)	333,991	315,910
Series 2020-EA, Class A, 1.69%, 05/15/2069 (a)	247,559	226,327
Series 2020-FA, Class A, 1.22%, 07/15/2069 (a)	90,261	82,863
Series 2020-HA, Class A, 1.31%, 01/15/2069 (a)	50,221	47,154
Series 2021-1A, Class A1B, 5.28% (30 day avg SOFR US + 0.71%), 12/26/2069 (a)	74,054	73,515
Series 2021-A, Class A, 0.84%, 05/15/2069 (a)	59,851	53,590
Series 2021-CA, Class A, 1.06%, 10/15/2069 (a)	110,724	98,549
Santander Consumer USA Holdings, Inc.
Series 2024-2, Class A2, 5.80%, 09/15/2027	205,339	205,734
Series 2024-3, Class A2, 5.91%, 06/15/2027	320,231	321,571
Series 2024-4, Class A2, 5.41%, 07/15/2027	129,690	130,070
SMB Private Education Loan Trust
Series 2016-B, Class A2A, 2.43%, 02/17/2032 (a)	2,928	2,920
Series 2016-C, Class A2A, 2.34%, 09/15/2034 (a)	7,427	7,410
Series 2019-A, Class A2A, 3.44%, 07/15/2036 (a)	392,790	385,733
SoFi Professional Loan Program LLC, Series 2018-B, Class A2FX, 3.34%, 08/25/2047 (a)	71,198	70,449
TOTAL ASSET-BACKED SECURITIES (Cost $3,483,559)		3,451,136

BANK LOANS - 8.3%	Par	Value
Consumer Discretionary - 2.3%
Hilton Domestic Operating Co., Inc., Senior Secured First Lien, 6.19% (1 mo. SOFR US + 1.75%), 11/08/2030	250,000	251,564
Hilton Grand Vacations Borrower LLC, Senior Secured First Lien, 6.97% (1 mo. SOFR US + 2.50%), 08/02/2028	337,052	338,717
SeaWorld Parks & Entertainment, Inc., Senior Secured First Lien, 6.36% (1 mo. SOFR US + 2.00%), 12/04/2031	242,542	242,442
		832,723

Energy - 0.4%
Buckeye Partners LP, Senior Secured First Lien, 6.11% (1 mo. SOFR US + 1.75%), 11/02/2026	156,243	156,428

Financials - 3.0%
Avolon TLB Borrower 1 US LLC, Senior Secured First Lien, 6.12% (1 mo. SOFR US + 1.75%), 06/22/2028	137,258	137,346
Delos Aircraft DAC, Senior Secured First Lien, 6.08% (3 mo. SOFR US + 1.75%), 10/29/2027	439,757	442,231
SBA Senior Finance II LLC, Senior Secured First Lien, 6.11% (1 mo. SOFR US + 1.75%), 01/27/2031	493,327	493,860
		1,073,437

Health Care - 1.2%
Elanco Animal Health, Inc., Senior Secured First Lien, 6.50% (1 mo. SOFR US + 1.75%), 08/02/2027	419,567	419,550

Materials - 1.4%
Asplundh Tree Expert LLC, Senior Secured First Lien, 6.31% (1 mo. SOFR US + 1.75%), 09/07/2027	234,375	235,065
Quikrete Holdings, Inc., Senior Secured First Lien, 6.86% (1 mo. SOFR US + 2.50%), 04/14/2031	250,000	250,170
		485,235
TOTAL BANK LOANS (Cost $2,949,940)		2,967,373

TOTAL INVESTMENTS - 96.8% (Cost $34,533,436)		34,654,514
Other Assets in Excess of Liabilities - 3.2%		1,134,888
TOTAL NET ASSETS - 100.0%		$35,789,402
two		–%
Percentages are stated as a percent of net assets.		–%

CMT - Constant Maturity Treasury
LP - Limited Partnership
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2024, the value of these securities total $13,421,436 or 37.5% of the Fund’s net assets.

(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.